Note 20 - Deferred Income Tax - Net Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Deferred tax assets	$ (153,532)	$ (144,613)
Deferred tax liabilities	457,970	550,657
	$ 304,438	$ 406,044	$ 549,619